Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Consumer Discretionary Portfolio

March 31, 2019

VCI-QTLY-0519
1.814645.114

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Auto Components - 0.2%
Auto Parts & Equipment - 0.2%
Lear Corp.	3,100	$420,701
Automobiles - 0.2%
Automobile Manufacturers - 0.2%
Ferrari NV	3,600	481,680
Beverages - 0.4%
Distillers & Vintners - 0.4%
Constellation Brands, Inc. Class A (sub. vtg.)	4,200	736,386
Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (a)	7,400	448,366
Distributors - 0.6%
Distributors - 0.6%
LKQ Corp. (a)	30,000	851,400
Pool Corp.	2,400	395,928
		1,247,328
Diversified Consumer Services - 1.2%
Education Services - 1.2%
Grand Canyon Education, Inc. (a)	17,200	1,969,572
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	4,100	369,369
		2,338,941
Entertainment - 0.5%
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc. (a)	2,000	203,260
Movies & Entertainment - 0.4%
Live Nation Entertainment, Inc. (a)	3,800	241,452
Netflix, Inc. (a)	1,100	392,216
World Wrestling Entertainment, Inc. Class A	2,500	216,950
		850,618

TOTAL ENTERTAINMENT		1,053,878

Food & Staples Retailing - 1.5%
Food Distributors - 0.7%
Performance Food Group Co. (a)	34,200	1,355,688
Food Retail - 0.1%
Kroger Co.	6,900	169,740
Hypermarkets & Super Centers - 0.7%
BJ's Wholesale Club Holdings, Inc.	33,800	926,120
Walmart, Inc.	5,100	497,403
		1,423,523

TOTAL FOOD & STAPLES RETAILING		2,948,951

Hotels, Restaurants & Leisure - 21.5%
Casinos & Gaming - 1.1%
Boyd Gaming Corp.	22,600	618,336
Churchill Downs, Inc.	3,300	297,858
Eldorado Resorts, Inc. (a)	25,724	1,201,054
		2,117,248
Hotels, Resorts & Cruise Lines - 7.9%
Hilton Grand Vacations, Inc. (a)	27,883	860,191
Hilton Worldwide Holdings, Inc.	34,400	2,858,984
Marriott International, Inc. Class A	31,000	3,877,790
Marriott Vacations Worldwide Corp.	15,200	1,421,200
Royal Caribbean Cruises Ltd.	42,500	4,871,350
Wyndham Destinations, Inc.	23,600	955,564
Wyndham Hotels & Resorts, Inc.	18,600	929,814
		15,774,893
Leisure Facilities - 1.6%
Drive Shack, Inc. (a)	58,400	262,216
Planet Fitness, Inc. (a)	25,200	1,731,744
Vail Resorts, Inc.	5,580	1,212,534
		3,206,494
Restaurants - 10.9%
ARAMARK Holdings Corp.	46,221	1,365,831
Chipotle Mexican Grill, Inc. (a)	1,911	1,357,402
Darden Restaurants, Inc.	3,900	473,733
Del Frisco's Restaurant Group, Inc. (a)	13,600	87,176
Domino's Pizza, Inc.	7,605	1,962,851
McDonald's Corp.	51,600	9,798,840
Restaurant Brands International, Inc.	17,300	1,125,500
Starbucks Corp.	26,070	1,938,044
U.S. Foods Holding Corp. (a)	31,213	1,089,646
Yum! Brands, Inc.	24,000	2,395,440
		21,594,463

TOTAL HOTELS, RESTAURANTS & LEISURE		42,693,098

Household Durables - 3.1%
Home Furnishings - 0.4%
Mohawk Industries, Inc. (a)	6,700	845,205
Homebuilding - 2.7%
Cavco Industries, Inc. (a)	2,600	305,578
D.R. Horton, Inc.	47,600	1,969,688
Lennar Corp. Class A	31,600	1,551,244
NVR, Inc. (a)	510	1,411,170
		5,237,680

TOTAL HOUSEHOLD DURABLES		6,082,885

Interactive Media & Services - 0.5%
Interactive Media & Services - 0.5%
Alphabet, Inc. Class A (a)	900	1,059,201
Internet & Direct Marketing Retail - 28.5%
Internet & Direct Marketing Retail - 28.5%
Amazon.com, Inc. (a)	27,079	48,220,928
eBay, Inc.	29,800	1,106,772
Liberty Interactive Corp. QVC Group Series A (a)	47,750	763,045
The Booking Holdings, Inc. (a)	3,700	6,456,167
Wayfair LLC Class A (a)	1,737	257,858
		56,804,770
IT Services - 0.3%
Data Processing & Outsourced Services - 0.3%
PayPal Holdings, Inc. (a)	5,600	581,504
Leisure Products - 0.5%
Leisure Products - 0.5%
Mattel, Inc. (a)(b)	52,896	687,648
OneSpaWorld Holdings Ltd. (a)	18,400	251,344
		938,992
Multiline Retail - 5.0%
General Merchandise Stores - 5.0%
B&M European Value Retail SA	36,370	176,975
Dollar General Corp.	35,100	4,187,430
Dollar Tree, Inc. (a)	45,200	4,747,808
Ollie's Bargain Outlet Holdings, Inc. (a)	10,300	878,899
		9,991,112
Software - 0.3%
Application Software - 0.3%
2U, Inc. (a)	7,105	503,389
Specialty Retail - 26.2%
Apparel Retail - 8.2%
Burlington Stores, Inc. (a)	33,783	5,293,120
Ross Stores, Inc.	40,582	3,778,184
The Children's Place Retail Stores, Inc.	12,900	1,254,912
TJX Companies, Inc.	111,134	5,913,440
		16,239,656
Automotive Retail - 2.9%
AutoZone, Inc. (a)	2,200	2,253,064
Monro, Inc.	7,410	641,113
O'Reilly Automotive, Inc. (a)	7,473	2,901,766
		5,795,943
Computer & Electronics Retail - 0.7%
Best Buy Co., Inc.	20,577	1,462,202
Home Improvement Retail - 12.4%
Floor & Decor Holdings, Inc. Class A (a)	14,700	605,934
Home Depot, Inc.	83,000	15,926,870
Lowe's Companies, Inc.	74,000	8,100,780
		24,633,584
Specialty Stores - 2.0%
Dick's Sporting Goods, Inc.	7,300	268,713
Five Below, Inc. (a)	5,500	683,375
Tiffany & Co., Inc.	6,000	633,300
Ulta Beauty, Inc. (a)	6,700	2,336,491
		3,921,879

TOTAL SPECIALTY RETAIL		52,053,264

Technology Hardware, Storage & Peripherals - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	2,200	417,890
Textiles, Apparel & Luxury Goods - 9.0%
Apparel, Accessories & Luxury Goods - 5.6%
adidas AG	2,121	515,342
Canada Goose Holdings, Inc. (a)	7,100	340,987
Capri Holdings Ltd. (a)	27,300	1,248,975
Carter's, Inc.	5,900	594,661
G-III Apparel Group Ltd. (a)	4,500	179,820
Kering SA	769	440,974
lululemon athletica, Inc. (a)	2,268	371,657
LVMH Moet Hennessy - Louis Vuitton SA	1,754	646,057
PVH Corp.	27,300	3,329,235
Tapestry, Inc.	55,400	1,799,946
VF Corp.	17,900	1,555,689
		11,023,343
Footwear - 3.4%
NIKE, Inc. Class B	78,570	6,616,380
Puma AG	343	198,921
		6,815,301

TOTAL TEXTILES, APPAREL & LUXURY GOODS		17,838,644

TOTAL COMMON STOCKS
(Cost $143,905,619)		198,640,980

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 2.48% (c)	154,648	154,679
Fidelity Securities Lending Cash Central Fund 2.48% (c)(d)	704,003	704,074
TOTAL MONEY MARKET FUNDS
(Cost $858,753)		858,753
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $144,764,372)		199,499,733
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(548,939)
NET ASSETS - 100%		$198,950,794

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,715
Fidelity Securities Lending Cash Central Fund	1,257
Total	$3,972

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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